NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Effects of Changes in Ownership Interest of Subsidiaries	The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2016, 2017 and 2018.

	December 31, 2016	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	RMB	US$ (Note 3)

Net loss attributable to The9 Limited	(593,781,589)	(118,165,850)	(217,092,926)	(31,574,856)
Transfers (to) from the noncontrolling interest:
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	436,128	-	-	-
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	253,396,755	(7,060)	-	-
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(339,948,706)	(118,172,910)	(217,092,926)	(31,574,856)